Schedule of obligations under lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Minimum lease payments	$ 202		$ 2,799
Present value of minimum lease payments	195		2,305
Future finance charges minimum lease payments	(8)		(494)
Future finance charges on present value of minimum lease payments
Total lease obligations minimum lease payments	195		2,305
Total lease obligations present value of minimum lease payments	195		2,305
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	57		576
Present value of minimum lease payments	55		462
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments	146		2,223
Present value of minimum lease payments	$ 140		$ 1,843